CAPITAL MANAGEMENT	6 Months Ended
Jun. 30, 2022
Capital Management [Abstract]
CAPITAL MANAGEMENT
11.	CAPITAL MANAGEMENT

The Company’s objective when managing capital is to maintain a strong statement of financial position. We achieve our objective by obtaining adequate cash resources to support planned activities which include manufacturing the Enos System, filing an IDE with the FDA, clinical studies, filing the De Novo application, administrative costs, and intellectual property expansion and protection. The Company defines its capital as cash and cash equivalents and shareholders’ equity, which as at June 30, 2022 totaled $36.3 million [December 31, 2021 - $67.6 million].

The Company does not have any debt other than accounts payable and accrued liabilities and lease liabilities. The Company does have commitments related to the Enos System.

In managing its capital, the Company estimates future cash requirements by preparing an annual budget for review and approval by its Board. The budget establishes the approved activities for the upcoming year and estimates the costs associated with these activities.

Historically, the Company has funded its operations through the issuance of additional common shares and common share purchase warrants that upon exercise are converted to common shares and through license revenue received under licensing agreements. While management regularly monitors the capital markets, general market conditions, and the availability of capital, there are no assurances that funds will be made available to the Company in the required amounts or when required.

On July 30, 2019, the Company filed a Form F-3 registration statement (the “Base Shelf”) that qualifies for distribution of up to $125,000,000 of common shares, warrants, or units (the “Securities”) in either Canada, the U.S. or both.

Under the Base Shelf, the Company may sell Securities to or through underwriters, dealers, and also may sell Securities directly to purchasers or through agents, subject to obtaining any applicable exemption from registration requirements. The distribution of Securities may be effected from time to time in one or more transactions at a fixed price or prices, which may be subject to change, at market prices prevailing at the time of sale, or at prices related to such prevailing market prices to be negotiated with purchasers and as set forth in an accompanying Prospectus Supplement.

The Base Shelf provides the Company with additional flexibility when managing its cash resources as, under certain circumstances, it can shorten the time period required to close a financing and is expected to increase the number of potential investors that may be prepared to invest in the Company. Funds received as a result of using the Base Shelf would be used in line with the Board approved budget. The Base Shelf is effective until July 30, 2022.